Reverse Merger - Additional Information (Detail)	1 Months Ended
	Oct. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition [Line Items]
Conversion basis of preferred stock to common stock	One-to-one
Reverse stock split ratio	0.01
Common Stock, shares outstanding		13,934,876	653,334
Share based compensations, Outstanding option		1,133,153	156,659	12,500
Series A Convertible Preferred Stock
Business Acquisition [Line Items]
Reverse stock split ratio	0.3333
Merger Transactions
Business Acquisition [Line Items]
Conversion basis of preferred stock to common stock	One-to-one
Common Stock, shares outstanding	4,916,469
Ownership percentage by former stock holders of Ignyta	99.85%
Shares reserved for issuance pursuant to future equity grants	342,209
Merger Transactions | 2011 Equity Incentive Plan
Business Acquisition [Line Items]
Share based compensations, Outstanding option	358,986
Merger Transactions | Series A Convertible Preferred Stock
Business Acquisition [Line Items]
Reverse stock split ratio	0.3333
Merger Transactions | Common Stock
Business Acquisition [Line Items]
Warrants to purchase stock, outstanding	25,001